UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Tax-Free Bond Fund

April 30, 2009

1.800354.105

SFB-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.8%
	Principal Amount	Value
Alabama - 0.9%
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series 2002 B, 5% 1/1/43 (Pre-Refunded to 1/1/13 @ 100) (e)	$ 1,920,000	$ 2,153,030
Health Care Auth. for Baptist Health Series 2009 A, 6.125%, tender 5/15/12 (d)	7,500,000	7,519,275
Huntsville Pub. Bldg. Auth. Rev. Series 2007:
5% 10/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	800,000	866,704
5% 10/1/22 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,068,570
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/13	1,000,000	946,720
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	997,150
		13,551,449
Arizona - 3.7%
Arizona Ctfs. of Prtn. Series 2002 B, 5.5% 9/1/10 (FSA Insured)	2,200,000	2,327,270
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	980,900
Series 2007 B, 1.619% 1/1/37 (d)	1,000,000	451,040
Series 2008 A, 5% 1/1/14	1,220,000	1,279,219
Series 2008 D, 5.5% 1/1/38	3,400,000	3,220,990
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	5,000,000	5,322,300
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/22	1,000,000	1,032,690
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2005, 5% 12/1/35	750,000	571,575
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	2,900,000	2,976,038
7% 7/1/33	2,000,000	2,118,180
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/16 (AMBAC Insured)	1,000,000	1,068,740
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	2,000,000	2,100,360
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/20	1,520,000	1,631,872
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) Series 2005, 5% 4/1/12 (Escrowed to Maturity) (e)	1,000,000	1,098,230
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 A:
5% 7/1/16	$ 1,000,000	$ 1,025,320
5% 7/1/17	1,755,000	1,778,342
5% 7/1/18	1,695,000	1,701,644
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,100,000	1,107,876
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	5,000,000	3,921,450
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	4,250,000	4,303,593
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series 2006 A, 5.25% 10/1/15 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,210,818
Pinal County Unified School District #1 Florence (2006 School Impt. Proj.) Series 2006 A, 5% 7/1/18 (FGIC Insured)	1,000,000	1,080,520
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A:
5% 1/1/24	1,000,000	1,070,990
5% 1/1/38	5,000,000	5,052,200
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,000,225
5.5% 12/1/29	2,100,000	1,624,770
Tempe Transit Excise Tax Rev. Series 2008, 5% 7/1/33	1,000,000	1,019,070
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/15 (FGIC Insured)	1,000,000	1,105,410
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/28 (AMBAC Insured)	1,285,000	1,302,399
		55,484,031
Arkansas - 0.1%
Arkansas Gen. Oblig. (College Savings Prog.) Series 2001 A, 0% 6/1/12 (Escrowed to Maturity) (e)	1,415,000	1,340,019
California - 15.0%
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (FGIC Insured)	2,155,000	1,220,441
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.5% 5/1/15	600,000	650,400
6% 5/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,500,000	1,661,925
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	$ 3,800,000	$ 4,128,206
5.25% 7/1/13	1,400,000	1,549,268
5.25% 7/1/13	1,000,000	1,106,620
5.25% 7/1/14	525,000	583,664
Series 2008 B4, 5%, tender 7/1/10 (d)	3,800,000	3,938,358
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	15,000	15,369
5% 2/1/11	140,000	147,041
5% 12/1/11 (Nat'l. Pub. Fin. Guar Corp. Insured)	310,000	332,230
5% 9/1/12	1,000,000	1,083,850
5% 10/1/12	4,400,000	4,776,376
5% 8/1/20	5,045,000	5,221,323
5% 11/1/21	2,430,000	2,470,970
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,115,950
5% 12/1/22	7,000,000	7,102,130
5% 11/1/24	3,000,000	2,977,620
5% 3/1/26	1,000,000	974,400
5% 6/1/26	1,085,000	1,057,007
5% 6/1/27 (AMBAC Insured)	500,000	483,240
5% 9/1/27	1,200,000	1,166,256
5% 2/1/31 (Nat'l. Pub. Fin. Guar Corp. Insured)	500,000	465,415
5% 3/1/31	1,700,000	1,582,241
5% 9/1/31	1,200,000	1,116,168
5% 12/1/31 (Nat'l. Pub. Fin. Guar Corp. Insured)	600,000	562,194
5% 9/1/32	1,400,000	1,294,874
5% 8/1/33	1,100,000	1,011,747
5% 9/1/33	3,000,000	2,759,040
5% 8/1/35	2,100,000	1,918,245
5% 9/1/35	1,700,000	1,552,729
5.125% 11/1/24	400,000	400,872
5.25% 2/1/16	500,000	534,165
5.25% 2/1/27 (Nat'l. Pub. Fin. Guar Corp. Insured)	400,000	400,100
5.25% 2/1/28	500,000	493,505
5.25% 2/1/33	1,200,000	1,152,708
5.25% 12/1/33	35,000	33,599
5.25% 3/1/38	11,000,000	10,451,540
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	125,000	132,694
5.5% 8/1/27	3,200,000	3,243,648
5.5% 8/1/29	4,300,000	4,330,573
5.5% 4/1/30	5,000	5,013
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.5% 11/1/33	$ 2,200,000	$ 2,185,348
6% 4/1/38	900,000	930,492
6.5% 4/1/33	5,000,000	5,377,650
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22	2,200,000	2,174,964
Series 2009 D, 5%, tender 7/1/14 (c)(d)	1,800,000	1,814,454
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	2,200,000	2,329,910
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (d)	5,000,000	5,001,850
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	1,200,000	1,082,736
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	973,170
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,640,000	2,665,027
(Univ. of California Research Proj.) Series 2006 E, 5.25% 10/1/19	2,000,000	2,173,480
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,000,000	972,120
Series 2005 H, 5% 6/1/18	1,000,000	1,024,140
Series 2005 K, 5% 11/1/16	1,300,000	1,357,031
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,330,000	3,597,899
5.75% 11/1/27	5,600,000	5,949,664
6% 11/1/40	5,400,000	5,690,196
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (d)	1,000,000	997,110
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	300,000	300,942
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,100,000	4,763,961
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	1,958,020
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	1,893,949
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 200,000	$ 133,890
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	200,000	179,482
5.75% 1/15/40	300,000	219,744
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	1,000,000	1,170,350
Series 2005 A:
5% 6/1/45	4,200,000	3,295,152
5% 6/1/45	1,000,000	784,560
Series 2007 A1, 5% 6/1/33	400,000	254,760
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	3,100,000	3,144,640
Long Beach Unified School District Series A, 5.75% 8/1/33 (c)	1,450,000	1,525,502
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	10,000,000	10,718,300
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A, 5.125% 7/1/41 (Nat'l. Pub. Fin. Guar Corp. Insured)	500,000	484,275
Los Angeles Unified School District Series 2002 B, 5% 7/1/22	1,000,000	1,039,990
Los Angeles Unified School District Ctfs. of Prtn. Series 2007 A, 5% 10/1/17 (AMBAC Insured)	1,080,000	1,120,468
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000,000	10,538,800
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/31 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,500,000	1,343,010
Marina Gen. Oblig. Series 2005, 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,219,947
Merced Union High School District Series A, 0% 8/1/21 (FGIC Insured)	1,455,000	752,555
Monterey County Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,066,650
Northern California Power Agency Rev. (Hydroelectric Number One Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,500,000	1,642,260
Northern California Transmission Agcy. Rev. (California-Oregon Transmission Proj.) Series 2009 A:
5% 5/1/23 (c)	2,235,000	2,324,109
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Northern California Transmission Agcy. Rev. (California-Oregon Transmission Proj.) Series 2009 A: - continued
5% 5/1/24 (c)	$ 1,510,000	$ 1,553,050
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	1,000,000	974,010
Port of Oakland Rev. Series 2007 C, 5% 11/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,000,000	3,119,880
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	296,673
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	4,500,000	3,554,100
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	1,900,000	1,925,194
San Jose Int'l. Arpt. Rev. Series 2007 B, 5% 3/1/23 (AMBAC Insured)	3,325,000	3,324,767
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,700,000	1,824,321
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000,000	9,497,000
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	573,420
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	674,985
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	8,300,000	8,518,705
Univ. of California Revs.:
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,098,130
Series 2009 O:
5.75% 5/15/30	5,700,000	6,084,807
5.75% 5/15/34	3,060,000	3,249,139
Washington Township Health Care District Rev. Series 2007 A, 5% 7/1/16	535,000	538,804
Yuba City Unified School District Series A, 0% 9/1/22 (FGIC Insured)	1,000,000	502,030
		222,685,286
Municipal Bonds - continued
	Principal Amount	Value
Colorado - 1.4%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (FSA Insured)	$ 1,300,000	$ 1,385,111
Broomfield Coliseum City & County Ctfs. of Prtn. Series 1999, 6% 12/1/29 (AMBAC Insured)	1,750,000	1,767,168
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B, 5.25% 11/1/24 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,057,350
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) Series 2006 D, 5.25% 11/15/27	2,000,000	1,871,060
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,640,000	2,085,389
(Volunteers of America Care Proj.) Series 2007 A:
5% 7/1/09	585,000	582,625
5% 7/1/13	710,000	623,522
5.3% 7/1/37	300,000	166,449
Series 2001, 6.5% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (e)	2,000,000	2,283,620
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,800,000	1,592,622
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (AMBAC Insured)	1,000,000	997,240
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/09	1,220,000	1,220,500
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/13 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,415,000	1,129,142
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,400,000	623,994
Mesa County Residual Rev. Series 1992, 0% 12/1/11 (Escrowed to Maturity) (e)	2,275,000	2,184,751
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5.5% 6/1/26	1,250,000	1,359,800
		20,930,343
Connecticut - 0.8%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/18	10,000,000	11,289,100
Municipal Bonds - continued
	Principal Amount	Value
District Of Columbia - 0.6%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/19 (AMBAC Insured)	$ 1,565,000	$ 1,631,309
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	923,700
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	200,000	203,232
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/14 (FSA Insured)	1,500,000	1,601,535
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	4,700,000	4,807,630
		9,167,406
Florida - 5.6%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	971,990
Broward County School Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 7/1/15 (FSA Insured)	5,000,000	5,400,050
Series 2007 A, 5% 7/1/16 (FGIC Insured)	1,000,000	1,033,950
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	12,120,000	12,244,836
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	500,000	500,185
Florida Board of Ed. Lottery Rev. Series 2001 B, 5% 7/1/20 (FGIC Insured)	1,965,000	1,987,146
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	100,000	100,988
Series 2008 A, 5.375% 7/1/26	5,675,000	5,991,552
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	1,000,000	1,065,290
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	2,355,000	1,734,081
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,100,000	1,021,867
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (d)	1,500,000	1,507,830
Series 2005 A:
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100) (e)	305,000	351,256
5.125% 11/15/16	495,000	508,860
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2006 G:
5% 11/15/16	$ 95,000	$ 98,003
5% 11/15/16 (Escrowed to Maturity) (e)	5,000	5,793
5.125% 11/15/18	965,000	983,991
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (e)	35,000	40,850
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 B:
5% 11/15/30	970,000	856,685
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (e)	130,000	149,716
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/16	1,630,000	1,584,784
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	1,000,000	1,003,640
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,700,000	1,701,649
Series 2009 B:
5% 10/1/18	1,600,000	1,644,720
5% 10/1/19	6,005,000	6,122,338
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series 2004 B, 5% 10/1/37 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,650,000	1,478,417
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	1,400,000	1,435,140
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	1,000,000	1,001,460
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	1,500,000	1,497,165
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	6,380,520
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	1,700,000	1,476,756
5.75% 10/1/43	1,000,000	848,830
Orange County Sales Tax Rev. Series 2002 B, 5% 1/1/25 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,200,000	2,212,980
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Palm Beach County Solid Waste Auth. Rev. Series 2009, 5.5% 10/1/22 (Berkshire Hathaway Assurance Corp. Insured)	$ 7,000,000	$ 7,558,110
Port Saint Lucie Master Lease Proj. Ctfs. of Prtn. (Muni. Complex Proj.) Series 2008, 6.25% 9/1/27 (Assured Guaranty Corp. Insured)	1,590,000	1,675,924
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (AMBAC Insured) (d)	2,300,000	2,336,064
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/16	1,315,000	1,391,020
5% 7/1/17	4,385,000	4,584,824
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	200,000	218,442
		82,707,702
Georgia - 2.1%
Appling County Dev. Auth. Poll. Cont. Rev. Series 2007 B, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	6,000,000	6,164,820
Atlanta Tax Allocation (Atlantic Station Proj.) 5.25% 12/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,027,480
Atlanta Wtr. & Wastewtr. Rev. Series 2004:
5% 11/1/37	1,700,000	1,662,107
5% 11/1/43	1,280,000	1,247,155
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	1,050,000	1,070,213
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2008, 4.95%, tender 4/1/11 (d)	5,000,000	5,124,950
Colquitt County Dev. Auth. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity) (e)	4,120,000	2,461,288
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5.5% 9/15/22	2,000,000	1,586,800
5.5% 9/15/23	5,000,000	3,923,100
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	4,000,000	4,336,960
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	$ 1,595,000	$ 952,853
Valdosta & Lowndes County Hosp. Series 2007, 5% 10/1/24	1,000,000	917,790
		31,475,516
Idaho - 0.5%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,900,000	2,008,718
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	5,500,000	5,720,495
		7,729,213
Illinois - 8.9%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (FGIC Insured)	1,065,000	672,590
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	4,300,000	3,242,845
0% 1/1/26 (Nat'l. Pub. Fin. Guar Corp. Insured)	16,330,000	6,866,275
Series 2001 A:
5% 1/1/41 (Pre-Refunded to 1/1/11 @ 101) (e)	1,000,000	1,063,690
5.25% 1/1/33 (Nat'l. Pub. Fin. Guar Corp. Insured)	130,000	130,182
Series 2004 A:
5% 1/1/34 (FSA Insured)	1,830,000	1,814,500
5.25% 1/1/29 (FSA Insured)	210,000	214,150
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (e)	990,000	1,137,550
Chicago Motor Fuel Tax Rev. Series A, 5% 1/1/33 (AMBAC Insured)	2,000,000	1,969,860
Chicago O'Hare Int'l. Arpt. Rev. Series 2008 A, 5% 1/1/16 (FSA Insured)	1,200,000	1,284,648
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21	1,000,000	1,040,210
Chicago Wtr. Rev. Series 2008, 5.25% 11/1/33	2,000,000	2,025,340
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	500,000	504,495
Series 2004 B, 5.25% 11/15/26 (Nat'l. Pub. Fin. Guar Corp. Insured)	300,000	313,287
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,105,100
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
DuPage County Cmnty. High School District #108, Lake Park Series 2002, 5.6% 1/1/20 (FSA Insured)	$ 3,175,000	$ 3,408,521
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24	1,400,000	1,476,090
Series A, 5.5% 5/1/15 (FGIC Insured)	1,000,000	1,138,460
Illinois Dev. Fin. Auth. Rev. (Adventist Health Sys. Proj.) Series 1997 A, 5.5% 11/15/13 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,047,210
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	2,400,000	2,117,592
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	1,100,000	1,172,677
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	2,000,000	1,602,380
(Bradley Univ. Proj.) 5% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,440,000	1,529,755
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	2,600,000	2,411,162
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,500,000	1,249,065
(Newman Foundation, Inc. Proj.) 5% 2/1/27 (Radian Asset Assurance, Inc. Insured)	1,225,000	827,194
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	2,800,000	2,612,932
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	3,700,000	3,744,104
(Rush Univ. Med. Ctr. Proj.) Series B, 5.75% 11/1/28 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,500,000	3,384,605
(The Carle Foundation Proj.) Series 2009 A:
5.5% 2/15/15 (Assured Guaranty Corp. Insured)	6,090,000	6,482,379
5.5% 2/15/17 (Assured Guaranty Corp. Insured)	3,825,000	4,037,441
Illinois Gen. Oblig.:
Series 2000:
5.5% 4/1/17	400,000	409,508
5.5% 4/1/25 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,011,920
5.6% 4/1/21	400,000	406,944
Series 2002:
5.375% 7/1/11 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,500,000	1,610,535
5.5% 8/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,135,140
Series 2004 A, 5% 3/1/34	5,000,000	4,854,300
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2006, 5.5% 1/1/31	$ 1,000,000	$ 1,049,310
Illinois Health Facilities Auth. Rev.:
(Delnor Hosp. Proj.) Series D, 5.25% 5/15/32 (FSA Insured)	2,000,000	1,917,480
(Lake Forest Hosp. Proj.) Series A, 6% 7/1/17	2,700,000	2,758,752
Illinois Muni. Elec. Agcy. Pwr. Supply Series A:
5% 2/1/35	2,600,000	2,473,406
5.25% 2/1/20	3,360,000	3,597,686
Illinois Sales Tax Rev.:
Series 2000, 6% 6/15/20	300,000	308,256
Series 2001, 5.5% 6/15/15	1,200,000	1,273,548
Series 2005, 5% 6/15/30 (FSA Insured)	3,000,000	3,042,390
Jersey & Greene Counties Cmnty. Unit School District #100 Series 2003, 0% 12/1/18 (FSA Insured)	1,100,000	773,707
Joliet School District #86 Gen. Oblig. Cap. Appreciation Series 2002, 0% 11/1/19 (FSA Insured)	2,260,000	1,507,171
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (FGIC Insured)	5,025,000	2,777,016
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	703,800
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	900,000	1,073,727
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. Series 2002, 0% 12/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,100,000	845,207
Lake County Cmnty. Unit School District #95, Lake Zurich Series 2000 B, 0% 12/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,000,000	2,030,430
Lake County Forest Preservation District Series 2007 A, 1.234% 12/15/13 (d)	930,000	853,768
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,000,000	1,072,480
Madison County Cmnty. United School District #007 Series A, 5% 12/1/15 (FSA Insured)	1,000,000	1,134,420
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	748,260
Series 2002 A, 5.75% 6/15/41 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,400,000	1,426,530
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.: - continued
(McCormick Place Expansion Proj.):
Series A:
0% 6/15/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 5,250,000	$ 4,151,175
0% 12/15/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,155,000	2,309,681
Series 2002, 0% 6/15/10 (Escrowed to Maturity) (e)	5,000,000	4,943,250
Quincy Hosp. Rev. Series 2007, 5% 11/15/14	1,015,000	1,031,636
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,900,000	1,902,679
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,015,000	1,262,942
(Auxilliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	3,700,000	3,914,526
Will County Cmnty. Unit School District #201 Series 2004:
0% 11/1/17 (FGIC Insured)	1,190,000	811,568
0% 11/1/23	2,170,000	965,259
Will County Cmnty. Unit School District #365-U, Valley View Series 2002:
0% 11/1/14 (FSA Insured)	1,100,000	921,602
0% 11/1/16 (FSA Insured)	1,600,000	1,200,752
0% 11/1/18 (FSA Insured)	5,030,000	3,331,319
Winnebago County School District No. 122 Harlem-Loves Park Rev. Series 1998, 0% 1/1/15 (FSA Insured)	2,880,000	2,444,515
		131,612,884
Indiana - 2.3%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,875,000	3,253,494
Carlisle-Sullivan Independent School Bldg. Corp. Series 2007, 5% 7/15/20 (FSA Insured)	1,000,000	1,066,350
Franklin Cmnty. Multi-School Bldg. Corp. 5% 7/15/20 (FSA Insured)	1,525,000	1,626,184
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/20 (AMBAC Insured)	3,540,000	3,738,665
Hammond School Bldg. Corp. Series 2004, 5% 7/15/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,054,060
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	3,100,000	3,533,752
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Sisters of St. Francis Health Svcs., Inc. Proj.) Series 2006 E, 5.25% 5/15/41 (FSA Insured)	$ 1,600,000	$ 1,526,160
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.):
Series 2005 A3, 5%, tender 7/1/11 (d)	2,400,000	2,508,072
Series A5, 5%, tender 8/1/13 (c)(d)	6,200,000	6,553,090
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	750,340
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.):
Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,053,220
Series A, 5.5% 1/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,005,000	1,126,535
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,009,120
Muncie School Bldg. Corp. Series 2005, 5.25% 1/10/13 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,630,000	1,826,888
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	3,000,000	2,625,300
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	500,000	492,870
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guar Corp. Insured)	700,000	742,714
		34,486,814
Iowa - 0.2%
Coralville Urban Renewal Rev. Series C, 5% 6/1/47	850,000	632,698
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (e)	2,800,000	3,014,088
		3,646,786
Kansas - 0.3%
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/14	650,000	672,653
(Stormont-Vail Healthcare, Inc. Proj.) Series L, 5.125% 11/15/32 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,620,000	1,403,973
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series 1998 C, 5.25% 12/1/09 (Nat'l. Pub. Fin. Guar Corp. Insured)	225,000	225,513
Municipal Bonds - continued
	Principal Amount	Value
Kansas - continued
Lawrence Hosp. Rev. Series 2006:
5.125% 7/1/14	$ 520,000	$ 536,224
5.25% 7/1/15	200,000	206,564
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	1,000,000	1,003,790
		4,048,717
Kentucky - 0.7%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/17	3,000,000	3,181,230
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	5,000,000	4,817,150
Kentucky State Property & Buildings Commission Rev. (#71 Proj.) 5.5% 8/1/09	750,000	758,715
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	600,000	599,556
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guar Corp. Insured)	500,000	504,375
		9,861,026
Louisiana - 0.6%
Louisiana Military Dept. Custody Receipts 5% 8/1/12	575,000	613,151
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/18 (CIFG North America Insured)	900,000	850,563
(Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (FGIC Insured)	1,500,000	1,483,320
5.5% 6/1/41 (FGIC Insured)	4,770,000	4,741,285
New Orleans Gen. Oblig. Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,001,610
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	825,000	630,482
		9,320,411
Maine - 0.5%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,800,000	1,873,908
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (e)	2,725,000	2,894,332
Municipal Bonds - continued
	Principal Amount	Value
Maine - continued
Maine Tpk. Auth. Tpk. Rev.: - continued
Series 2004, 5.25% 7/1/30	$ 1,000,000	$ 1,017,070
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,400,000	1,427,804
		7,213,114
Maryland - 0.7%
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Towson Univ. Proj.) Series A, 5.25% 7/1/24	1,000,000	719,070
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (d)	1,400,000	1,493,618
(Univ. of Maryland Med. Sys. Proj.):
Series 2005, 5% 7/1/31 (AMBAC Insured)	1,500,000	1,296,360
Series 2008 F, 5% 7/1/17	1,600,000	1,638,640
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	965,000	887,395
6% 1/1/38	4,200,000	3,569,454
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,100,000	885,995
		10,490,532
Massachusetts - 2.7%
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/13	1,000,000	1,064,900
Massachusetts Gen. Oblig.:
Series 2003 D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (e)	1,100,000	1,254,011
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (e)	1,100,000	1,255,100
Series 2007 A, 1.354% 5/1/37 (d)	2,000,000	1,114,500
Series 2007 C:
5% 8/1/32	6,500,000	6,671,665
5.25% 8/1/24	2,300,000	2,506,701
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	834,180
(Northeastern Univ. Proj.) Series 2009 T1, 4.125%, tender 2/16/12 (c)(d)	5,000,000	4,998,450
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	3,000,000	3,192,330
5% 8/15/24	5,000,000	5,274,850
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Series 2005 A:
5% 8/15/30	$ 2,500,000	$ 2,545,625
Series 2007 A, 4.5% 8/15/35	1,900,000	1,782,903
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Sr. Series 1997 A, 5% 1/1/37 (Nat'l. Pub. Fin. Guar Corp. Insured)	7,200,000	5,789,952
Springfield Gen. Oblig. Series 2005, 5% 8/1/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,040,000	2,194,673
		40,479,840
Michigan - 3.6%
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	1,400,000	1,498,098
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,600,000	1,615,728
Series B, 5% 7/1/36	2,300,000	1,816,080
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,100,000	1,752,912
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	997,330
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,665,000	2,585,716
Series 2006 B:
6.25% 7/1/36 (FSA Insured)	1,500,000	1,543,005
7% 7/1/36 (FSA Insured)	1,400,000	1,530,802
DeWitt Pub. Schools Series 2008, 5% 5/1/13 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,415,000	1,572,942
Ferris State Univ. Rev. Series 2005, 5% 10/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,395,000	1,489,400
Fowlerville Cmnty. School District Series 2004, 5.25% 5/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,100,000	1,203,741
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (d)	1,200,000	1,232,304
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	800,000	809,816
Lincoln Consolidated School District Series 2008, 5% 5/1/19 (FSA Insured)	1,355,000	1,497,383
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	3,625,000	3,809,911
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	$ 2,000,000	$ 1,820,500
(Sparrow Hosp. Proj.) Series 2007, 5% 11/15/15	1,390,000	1,376,267
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	3,500,000	3,690,995
Michigan Muni. Bond Auth. Rev. (Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	1,000,000	1,082,410
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A, 6% 6/1/34	1,000,000	644,910
Portage Pub. Schools Series 2008:
5% 5/1/16 (FSA Insured)	1,700,000	1,969,790
5% 5/1/23 (FSA Insured)	5,275,000	5,719,735
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	900,000	997,605
South Redford School District Series 2005, 5% 5/1/22 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,575,000	1,655,561
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,311,103
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	4,640,000	4,910,883
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/19 (FSA Insured)	1,000,000	1,074,820
		53,209,747
Minnesota - 1.6%
Elk River Independent School District #728 Series 2002 A:
5.25% 2/1/19 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (e)	3,450,000	3,802,073
5.25% 2/1/20 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (e)	2,850,000	3,140,843
Maple Grove Health Care Sys. Rev. Series 2007, 5.25% 5/1/28	1,000,000	876,370
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2007 A, 5% 1/1/22	8,845,000	9,274,159
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,088,060
Minnesota Higher Ed. Facilities Auth. Rev. (Macalester College Proj.) Series 6, 5% 3/1/20	2,190,000	2,416,139
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17	1,225,000	1,279,696
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) Series 2006, 5.25% 5/15/36	$ 1,000,000	$ 776,980
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	700,000	536,382
		23,190,702
Mississippi - 0.2%
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series D, 5% 8/1/11	1,050,000	1,114,092
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Proj.) Series 2007 A, 5% 8/15/15	1,500,000	1,447,680
		2,561,772
Missouri - 0.8%
Cape Girardeau County Indl. Dev. Auth. (Southeast Missouri Hosp. Proj.) Series 2007, 5% 6/1/10	1,050,000	1,049,853
Metropolitian St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000,000	1,070,630
Missouri Envir. Impt. & Energy Resources Auth. Poll. Cont. Rev. (Associated Elec. Coop., Inc. Proj.) Series 2008, 4.375%, tender 3/1/11 (d)	5,000,000	5,177,600
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,000,000	1,058,780
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (e)	500,000	540,390
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	500,000	518,415
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.25% 9/1/16	940,000	841,920
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series A, 5% 8/1/11 (FSA Insured)	765,000	798,193
		11,055,781
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5.2%, tender 5/1/09 (d)	700,000	700,000
Nebraska - 0.9%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 1.345% 12/1/17 (d)	1,000,000	622,680
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,915,000	1,963,718
Municipal Bonds - continued
	Principal Amount	Value
Nebraska - continued
Douglas County Hosp. Auth. #3 Health Facilities Rev. (Nebraska Methodist Health Sys. Proj.) Series 2008, 5.75% 11/1/48	$ 4,000,000	$ 3,401,080
Nebraska Pub. Pwr. District Rev. Series 2007 B, 5% 1/1/19 (FSA Insured)	5,000,000	5,475,900
Omaha Gen. Oblig. Series 2000, 5.75% 12/1/14 (Pre-Refunded to 12/1/10 @ 101) (e)	380,000	413,520
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	2,000,000	2,004,020
		13,880,918
Nevada - 1.0%
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	1,000,000	1,063,610
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (e)	250,000	264,438
Series 2001 F, 5.375% 6/15/11 (FSA Insured)	1,000,000	1,062,770
Clark County Wtr. Reclamation District 5.625% 7/1/32	10,730,000	11,129,263
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	500,000	527,240
		14,047,321
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth-Hitchcock Obligated Group Proj.) Series 2002, 5.5% 8/1/27 (FSA Insured)	1,000,000	1,005,500
New Jersey - 1.5%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	600,000	699,156
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/13	4,650,000	4,995,867
5% 6/15/14	5,000,000	5,367,400
5.125% 6/15/24	1,500,000	1,500,495
5.25% 6/15/28	1,000,000	995,170
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	600,000	609,762
5.25% 3/1/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,050,510
5.25% 3/1/23	1,000,000	1,034,870
5.25% 3/1/25	800,000	821,720
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2005 O:
5.25% 3/1/26	$ 600,000	$ 614,754
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	2,500,000	2,730,675
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (e)	1,430,000	1,656,655
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	428,160
		22,505,194
New York - 13.0%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	600,000	662,784
5.75% 5/1/21	500,000	526,000
Series 2004:
5.75% 5/1/17	1,400,000	1,562,722
5.75% 5/1/24 (FSA Insured)	2,225,000	2,358,233
5.75% 5/1/26	525,000	549,974
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	1,500,000	1,209,225
5% 2/15/47	1,700,000	1,384,786
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,000,000	982,750
New York City Gen. Oblig.:
Series 2003 J, 5.5% 6/1/19	800,000	847,432
Series 2005 F1, 5.25% 9/1/14	700,000	773,647
Series 2005 G:
5% 8/1/15	2,800,000	3,058,020
5.625% 8/1/13 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,000,000	2,185,380
Series 2008 A1, 5.25% 8/15/27	2,200,000	2,240,260
Series 2008 D1, 5.125% 12/1/23	1,000,000	1,030,380
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	6,100,000	6,712,806
Series 2009 I-1, 5.625% 4/1/29	1,000,000	1,042,750
Series F-1, 5% 9/1/25	3,000,000	3,015,930
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	953,890
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Indl. Dev. Agcy. Rev.: - continued
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	$ 1,000,000	$ 839,580
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	200,000	200,986
Series 2003 E, 5% 6/15/34	1,200,000	1,204,356
Series 2005 D:
5% 6/15/37	300,000	301,239
5% 6/15/38	2,500,000	2,509,000
Series 2009 A, 5.75% 6/15/40	5,400,000	5,820,174
Series 2009 EE, 5.25% 6/15/40	2,900,000	2,970,702
Series FF 2, 5.5% 6/15/40	4,500,000	4,735,035
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2:
6% 7/15/33	6,415,000	6,776,165
6% 7/15/38	13,000,000	13,625,430
Series 2009 S3, 5.25% 1/15/39	7,000,000	6,865,250
Series 2009 S4, 5.75% 1/15/39	2,500,000	2,568,950
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)(c)	17,245,000	18,258,661
6% 11/1/28 (b)	3,000,000	3,212,040
Series 2003 B, 5.25% 2/1/29 (b)	1,855,000	1,927,364
Series 2004 B, 5% 8/1/32	4,200,000	4,209,198
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,002,850
New York Dorm. Auth. Personal Income Tax Rev. (Ed. Proj.) Series 2008 B, 5.75% 3/15/36	4,300,000	4,631,659
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	1,000,000	1,076,130
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A, 5% 7/1/16	2,000,000	1,827,100
Series 2007 A, 5% 7/1/14	1,000,000	954,860
Series 2007 B, 5.25% 7/1/24	400,000	328,392
(State Univ. Edl. Facilities Proj.) Series 2002 B, 5.25%, tender 5/15/12 (FGIC Insured) (d)	3,900,000	4,159,116
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/34	2,000,000	1,946,540
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,047,910
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2003 B:
5.25% 11/15/19 (FGIC Insured)	$ 3,000,000	$ 3,189,570
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,100,000	1,028,049
Series 2008 A, 5.25% 11/15/36	4,600,000	4,456,802
Series 2008 C, 6.5% 11/15/28	3,600,000	3,973,680
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,000,000	1,050,110
New York Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27	1,000,000	1,023,140
Series 2007 H:
5% 1/1/25	4,000,000	4,087,120
5% 1/1/26	2,500,000	2,533,150
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	2,000,000	2,124,940
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	895,000	979,139
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.5% 6/1/14	1,360,000	1,362,135
5.5% 6/1/15	1,900,000	1,938,380
5.5% 6/1/16	3,200,000	3,254,496
5.5% 6/1/17	9,200,000	9,403,504
Series 2003B 1C:
5.5% 6/1/14	300,000	300,471
5.5% 6/1/15	4,085,000	4,167,517
5.5% 6/1/17	6,650,000	6,797,098
5.5% 6/1/18	8,030,000	8,229,947
5.5% 6/1/19	1,100,000	1,127,313
5.5% 6/1/20 (FGIC Insured)	1,000,000	1,036,420
5.5% 6/1/21	4,060,000	4,126,340
5.5% 6/1/22	1,100,000	1,110,318
Triborough Bridge & Tunnel Auth. Revs. (Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,770,000	1,843,986
		193,239,281
North Carolina - 0.6%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) Series 2004, 5.25% 6/1/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,800,000	1,952,154
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
Dare County Ctfs. of Prtn. Series 2004, 5.25% 6/1/21 (AMBAC Insured)	$ 1,110,000	$ 1,181,484
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,251,336
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	185,000	186,970
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/11	600,000	621,708
Series 2003 D, 5.375% 1/1/10	695,000	704,515
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,022,680
North Carolina Med. Care Commission Retirement Facilities Rev. (Southminster Proj.) Series 2007 A, 5.75% 10/1/37	1,000,000	741,070
Randolph County Ctfs. of Prtn. 5% 2/1/20 (AMBAC Insured)	1,500,000	1,612,335
		9,274,252
North Dakota - 0.5%
Cass County Health Care Facilities Rev. Series D, 5% 2/15/40 (Assured Guaranty Corp. Insured)	5,000,000	4,486,600
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) 5% 12/1/13 (Assured Guaranty Corp. Insured)	1,675,000	1,759,303
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5.125% 7/1/21	1,065,000	865,451
		7,111,354
Ohio - 1.2%
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	4,700,000	4,702,726
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A2, 5.75% 6/1/34	2,000,000	1,186,580
Series A-2:
5.875% 6/1/47	2,700,000	1,508,814
6.5% 6/1/47	2,900,000	1,788,749
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (FGIC Insured)	1,090,000	1,217,181
5.25% 11/15/19 (FGIC Insured)	1,050,000	1,163,768
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	2,500,000	2,099,350
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (d)	1,600,000	1,631,024
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Olentangy Local School District 5.5% 12/1/17 (FSA Insured)	$ 35,000	$ 37,859
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,300,000	2,191,072
		17,527,123
Oklahoma - 0.5%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,078,710
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.5% 8/15/20	2,000,000	2,117,500
5.5% 8/15/22	2,400,000	2,500,680
Tulsa County Indl. Auth. Health Care Rev. Series 2006, 5% 12/15/17	1,205,000	1,248,910
		6,945,800
Oregon - 0.1%
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38 (c)	2,115,000	407,434
Yamhill County School District #029J Newberg Series 2005, 5.5% 6/15/18 (FGIC Insured)	1,000,000	1,194,460
		1,601,894
Pennsylvania - 1.2%
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/14	2,400,000	2,539,848
Series B, 5% 6/15/15	2,000,000	2,104,080
Annville-Cleona School District Series 2005, 5.5% 3/1/21 (FSA Insured)	1,200,000	1,326,696
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,009,060
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,000,000	1,027,830
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	500,000	599,450
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	478,012
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	1,000,000	1,026,150
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	523,325
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gas Works Rev.: - continued
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	$ 600,000	$ 576,300
Seventh Series, 5% 10/1/37 (AMBAC Insured)	2,100,000	1,708,245
Philadelphia Gen. Oblig. Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500,000	2,499,850
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	300,000	307,077
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	1,000,000	1,044,690
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,500,000	1,392,000
		18,162,613
Puerto Rico - 0.5%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/11	1,400,000	1,394,260
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,500,000	1,503,345
Puerto Rico Muni. Fin. Agcy. Series 2005 A, 5% 8/1/11	1,000,000	1,003,070
Puerto Rico Pub. Bldg. Auth. Rev.:
Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	800,000	767,960
5.75%, tender 7/1/17 (d)	1,500,000	1,463,700
Series N, 5.5% 7/1/22	1,300,000	1,207,843
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	2,400,000	268,872
		7,609,050
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/15 (FSA Insured)	1,000,000	1,062,430
Series A, 5.25% 9/15/19 (AMBAC Insured)	1,410,000	1,521,023
		2,583,453
South Carolina - 1.0%
Anderson County Joint Muni. Wtr. Sys. Wtrwks. Sys. Rev. Series 2002, 5.5% 7/15/17 (FSA Insured)	1,790,000	1,936,046
Greenville County School District Installment Purp. Rev. 5% 12/1/13	3,450,000	3,820,392
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,088,590
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2007, 5% 11/1/14	1,000,000	1,040,340
Scago Edl. Facilities Corp. for Colleton School District (School Proj.):
5% 12/1/16 (Assured Guaranty Corp. Insured)	1,000,000	1,036,950
5% 12/1/18 (Assured Guaranty Corp. Insured)	1,880,000	1,904,760
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/18	1,765,000	1,542,363
Spartanburg County Health Svcs. District, Inc. Hosp. Rev. 5.5% 4/15/18 (FSA Insured)	1,115,000	1,158,485
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,600,000	1,677,408
		15,205,334
Tennessee - 0.9%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/13	1,000,000	878,740
5% 12/15/15	2,525,000	2,117,642
Elizabethton Health & Edl. Facilities Board Rev. Series 2000 B:
6% 7/1/12 (Escrowed to Maturity) (e)	2,125,000	2,286,904
6.25% 7/1/13 (Escrowed to Maturity) (e)	2,255,000	2,469,834
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,500,000	1,438,665
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	2,000,000	2,051,760
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,700,000	1,605,854
		12,849,399
Texas - 10.7%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/19	1,500,000	1,719,690
Austin Elec. Util. Sys. Rev. Series 2001, 7.25% 11/15/10 (FSA Insured)	1,000,000	1,079,070
Austin Independent School District Series 2006, 5.25% 8/1/14	1,000,000	1,153,860
Austin Util. Sys. Rev. 0% 5/15/10 (Nat'l. Pub. Fin. Guar Corp. Insured)	7,970,000	7,818,969
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Bastrop Independent School District Series 2007:
5.25% 2/15/37	$ 1,000,000	$ 1,034,090
5.25% 2/15/42	3,255,000	3,359,551
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5% 5/1/19 (XL Cap. Assurance, Inc. Insured)	1,715,000	1,790,717
5% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,325,000	1,365,452
5.375% 5/1/19 (FSA Insured)	215,000	228,670
Birdville Independent School District 0% 2/15/11	3,665,000	3,575,208
Boerne Independent School District Series 2004, 5.25% 2/1/35	25,000	25,551
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	1,000,000	1,054,710
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.) 5% 8/1/21 (AMBAC Insured)	1,670,000	1,806,840
Comal Independent School District Series 1996, 0% 2/1/16	2,235,000	1,811,736
Cotulla Independent School District Series 2007, 5.25% 2/15/37	4,170,000	4,325,916
Crowley Independent School District Series 2006, 5.25% 8/1/33	500,000	518,845
Cypress-Fairbanks Independent School District Series A, 0% 2/15/14	3,200,000	2,836,480
Dallas Area Rapid Transit Sales Tax Rev. 5.25% 12/1/38	3,000,000	3,083,970
Dallas Independent School District Series 2008, 6.375% 2/15/34	500,000	561,920
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (FSA Insured)	1,000,000	1,049,930
East Central Independent School District Series 2002, 5.625% 8/15/17 (f)	1,035,000	1,135,799
Freer Independent School District Series 2007, 5.25% 8/15/37	1,000,000	1,039,370
Garland Independent School District Series 2001, 5.5% 2/15/19	515,000	524,198
Granbury Independent School District 0% 8/1/19	1,000,000	680,160
Harris County Gen. Oblig. (Road Proj.):
Series 1996, 0% 10/1/13 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,000,000	1,799,680
Series 2008 B, 5.25% 8/15/47	9,500,000	9,314,845
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,274,736
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Houston Independent School District Series A, 0% 8/15/11	$ 6,400,000	$ 6,174,656
Houston Util. Sys. Rev. Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	3,100,000	3,215,475
Kermit Independent School District Series 2007, 5.25% 2/15/32	600,000	627,612
Lewisville Independent School District 0% 8/15/18	1,025,000	740,173
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,000,000	1,033,710
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	1,100,000	1,118,436
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5% 5/15/33	600,000	600,204
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/16 (FSA Insured)	1,260,000	1,411,162
Magnolia Independent School District Series 2005, 5.25% 8/15/29 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,300,000	1,323,530
Mansfield Independent School District 5.5% 2/15/17	15,000	16,200
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) Series 2008, 5.125%, tender 6/1/11 (d)	3,000,000	3,022,440
McLennan County Jr. College District 5% 8/15/15 (FSA Insured)	1,120,000	1,235,438
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	6,820,000	7,112,305
North Forest Independent School District Series A, 5% 8/15/18	2,125,000	2,392,049
North Harris County Reg'l. Wtr. Auth. Series 2005, 5.25% 12/15/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,000,000	2,196,060
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	1,000,000	1,006,630
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28	1,000,000	977,400
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000,000	1,130,490
North Texas Tollway Auth. Rev.:
Series 2008 A:
6% 1/1/24	1,000,000	1,068,040
6% 1/1/25	6,000,000	6,369,300
Series 2008 E3, 5.75%, tender 1/1/16 (d)	5,000,000	5,135,700
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
North Texas Tollway Auth. Rev.: - continued
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	$ 1,700,000	$ 1,185,937
Odessa Wtr. & Swr. Rev. Series 2001, 5.5% 4/1/11 (FSA Insured)	750,000	812,348
Pflugerville Gen. Oblig. Series 2003 A, 5% 8/1/33 (FGIC Insured)	2,010,000	2,015,166
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	412,628
Series 2007, 5.375% 8/15/33	2,400,000	2,513,208
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) Series 2000, 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (e)	200,000	210,900
Rockdale Independent School District Series 2007, 5.25% 2/15/37	800,000	826,632
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (d)	3,120,000	1,893,746
San Antonio Elec. & Gas Sys. Rev.:
Series 2002, 5.375% 2/1/20 (Pre-Refunded to 2/1/12 @ 100) (e)	3,000,000	3,291,210
Series B, 0% 2/1/10 (Escrowed to Maturity) (e)	5,000,000	4,965,850
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,521,920
Socorro Independent School District Series 2001, 5.375% 8/15/18	60,000	63,712
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,800,000	1,867,644
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/15	1,000,000	955,450
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5% 2/15/16	4,500,000	4,786,560
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.) Series 2000 B, ARS 0.225%, tender 5/6/09 (FSA Insured) (d)	400,000	360,000
Texas Gen. Oblig.:
Series 2007, 5% 4/1/37	1,800,000	1,821,006
0% 10/1/13	1,000,000	907,710
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,340,000	1,797,026
0% 9/1/16 (Escrowed to Maturity) (e)	15,000	12,184
0% 9/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,045,000	3,657,726
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	$ 2,000,000	$ 2,182,340
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	1,875,000	1,769,550
5.75% 8/15/38 (AMBAC Insured)	1,225,000	1,194,412
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (d)	1,900,000	1,906,897
Texas Wtr. Dev. Board Rev. Series B, 5.375% 7/15/16	1,000,000	1,023,760
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (e)	1,000,000	1,127,270
Waller Independent School District 5.5% 2/15/33	5,100,000	5,435,631
Weatherford Independent School District 0% 2/15/23 (Pre-Refunded to 2/15/10 @ 42.135) (e)	1,500,000	627,495
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,150,000	1,202,900
Williamson County Gen. Oblig. 5.5% 2/15/18 (FSA Insured)	5,000	5,230
		158,231,021
Utah - 0.4%
Salt Lake City School District Series B, 5% 3/1/13	1,135,000	1,282,005
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2001 B, 5.5% 5/15/12 (AMBAC Insured)	3,100,000	3,355,967
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,585,000	1,639,429
		6,277,401
Vermont - 0.4%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	200,000	188,878
6.125% 12/1/27 (AMBAC Insured)	300,000	266,670
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	3,900,000	3,817,515
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	983,350
		5,256,413
Virginia - 0.4%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (d)	6,000,000	6,380,280
Municipal Bonds - continued
	Principal Amount	Value
Washington - 4.0%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 1,200,000	$ 410,064
Energy Northwest Elec. Rev. (#1 Proj.) Series 2002 B, 6% 7/1/17	2,000,000	2,204,020
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series A, 5% 1/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,095,000	1,177,979
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	3,000,000	3,043,110
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,017,140
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guar Corp. Insured)	4,115,000	4,249,684
King County School District #401 Highline Pub. Schools Series 2002, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,000,000	3,232,200
King County Swr. Rev. Series 2008, 5.75% 1/1/43	7,700,000	8,145,522
Washington Gen. Oblig.:
Series 1999 S2, 0% 1/1/19 (FSA Insured)	10,000,000	6,719,600
Series 2001 C:
5.25% 1/1/16	1,000,000	1,048,450
5.25% 1/1/26 (FSA Insured)	500,000	509,245
Series B, 5% 7/1/28	1,000,000	1,031,450
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	2,925,300
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	7,000,000	7,551,460
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	3,000,000	2,894,640
(MultiCare Health Sys. Proj.):
Series 2007 B, 5.5% 8/15/38 (FSA Insured)	5,000,000	4,789,400
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,500,000	1,522,830
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,750,000	1,818,933
Series 2006 D, 5.25% 10/1/33	2,000,000	2,028,100
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12 (FSA Insured)	$ 1,000,000	$ 1,104,740
Yakima County Gen. Oblig. Series 2002, 5.25% 12/1/15 (AMBAC Insured)	1,000,000	1,078,470
		58,502,337
West Virginia - 0.3%
West Virginia Higher Ed. Policy Commission Rev. Series B, 5% 4/1/34 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,020,000	1,961,097
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,300,000	1,193,283
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,000,000	982,930
		4,137,310
Wisconsin - 0.4%
Badger Tobacco Asset Securitization Corp. 6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (e)	600,000	673,818
Douglas County Gen. Oblig. 5.5% 2/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	605,000	644,125
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,154,210
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (Nat'l. Pub. Fin. Guar Corp. Insured)	500,000	521,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Children's Hosp. of Wisconsin Proj.) Series 2008 A, 5.25% 8/15/23	2,000,000	2,015,900
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	719,560
Series B, 6% 2/15/25	1,000,000	834,120
		6,562,733
Wyoming - 0.1%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (e)	1,645,000	1,768,720
TOTAL MUNICIPAL BONDS (Cost $1,404,748,650)		1,388,902,892
Municipal Notes - 1.3%
	Principal Amount	Value
California - 1.3%
California Gen. Oblig. 2.95% 5/5/09 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP (Cost $20,000,001)	$ 20,000,000	$ 19,999,987
TOTAL INVESTMENT PORTFOLIO - 95.1% (Cost $1,424,748,651)		1,408,902,879
NET OTHER ASSETS - 4.9%		72,553,526
NET ASSETS - 100%		$ 1,481,456,405
Security Type Abbreviation
CP - COMMERCIAL PAPER
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,135,799 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
East Central Independent School District Series 2002, 5.625% 8/15/17	8/16/02	$ 1,140,280
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,408,902,879	$ -	$ 1,408,542,879	$ 360,000
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 360,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 360,000

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,424,747,318. Net unrealized depreciation aggregated $15,844,439, of which $26,658,042 related to appreciated investment securities and $42,502,481 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2009